CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Reorganization, Chapter 11, Predecessor, before Adjustment [Member]	Cumulative Effect, Period Of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Common shares	Common shares Reorganization, Chapter 11, Predecessor, before Adjustment [Member]	Common shares Cumulative Effect, Period of Adoption, Adjusted Balance	Additional paid in capital	Additional paid in capital Reorganization, Chapter 11, Predecessor, before Adjustment [Member]	Additional paid in capital Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated other comprehensive income/(loss)	Accumulated other comprehensive income/(loss) Cumulative Effect, Period of Adoption, Adjusted Balance	Retained Earnings	Retained Earnings Cumulative Effect, Period Of Adoption, Adjustment	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance	Total equity before NCI	Total equity before NCI Cumulative Effect, Period Of Adoption, Adjustment	Total equity before NCI Cumulative Effect, Period of Adoption, Adjusted Balance	Non-controlling interest	Non-controlling interest Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance, shares at Dec. 31, 2018					10,000,000
Beginning balance at Dec. 31, 2018	$ 3,035,000,000		$ (143,000,000)					$ 3,491,000,000			$ (7,000,000)		$ (611,000,000)	$ (143,000,000)		$ 2,883,000,000	$ (143,000,000)		$ 152,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit from continuing operations	(701,000,000)												(700,000,000)			(700,000,000)			(1,000,000)
Net loss from discontinuing operations	(519,000,000)												(519,000,000)			(519,000,000)
Other comprehensive loss from continuing operations	(1,000,000)										(1,000,000)					(1,000,000)
Other comprehensive loss from discontinued operations	(5,000,000)										(5,000,000)					(5,000,000)
Fair Value adjustment AOD Redeemable NCI	(21,000,000)												(21,000,000)			(21,000,000)
Share-based compensation charge	$ 5,000,000							5,000,000								5,000,000
Ending balance, shares at Dec. 31, 2019	100,234,973				10,000,000		10,000,000
Ending balance at Dec. 31, 2019	$ 1,793,000,000			$ 1,650,000,000				3,496,000,000		$ 3,496,000,000	(13,000,000)	$ (13,000,000)	(1,851,000,000)		$ (1,994,000,000)	1,642,000,000		$ 1,499,000,000	151,000,000	$ 151,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit from continuing operations	(4,429,000,000)												(4,426,000,000)			(4,426,000,000)			(3,000,000)
Net loss from discontinuing operations	(233,000,000)												(233,000,000)			(233,000,000)
Other comprehensive loss from continuing operations	(2,000,000)										(2,000,000)					(2,000,000)
Other comprehensive loss from discontinued operations	(11,000,000)										(11,000,000)					(11,000,000)
Fair Value adjustment AOD Redeemable NCI	25,000,000												25,000,000			25,000,000
Purchase option on non-controlling interest	(11,000,000)															0			(11,000,000)
Deconsolidation of VIE	(137,000,000)															0			$ (137,000,000)
Share-based compensation charge	9,000,000							9,000,000								9,000,000
Cash settlement for cancellation of share scheme	$ (1,000,000)							(1,000,000)								(1,000,000)
Ending balance, shares at Dec. 31, 2020	100,384,435				10,000,000
Ending balance at Dec. 31, 2020	$ (3,140,000,000)							3,504,000,000			(26,000,000)		(6,628,000,000)			(3,140,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit from continuing operations	(301,000,000)												(301,000,000)
Net loss from discontinuing operations	(10,000,000)												(10,000,000)
Ending balance, shares at Mar. 31, 2021					10,000,000
Ending balance at Mar. 31, 2021	$ (3,451,000,000)							3,504,000,000			(26,000,000)		(6,939,000,000)
Beginning balance, shares at Dec. 31, 2020	100,384,435				10,000,000
Beginning balance at Dec. 31, 2020	$ (3,140,000,000)							3,504,000,000			(26,000,000)		(6,628,000,000)			(3,140,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss from discontinuing operations	(76,000,000)
Ending balance, shares at Sep. 30, 2021					10,000,000
Ending balance at Sep. 30, 2021	$ (3,825,000,000)							3,504,000,000			(20,000,000)		(7,319,000,000)
Beginning balance, shares at Dec. 31, 2020	100,384,435				10,000,000
Beginning balance at Dec. 31, 2020	$ (3,140,000,000)							3,504,000,000			(26,000,000)		(6,628,000,000)			(3,140,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit from continuing operations	(572,000,000)												(572,000,000)			(572,000,000)
Net loss from discontinuing operations	(15,000,000)												(15,000,000)			(15,000,000)
Other comprehensive loss from discontinued operations	$ 11,000,000										11,000,000					11,000,000
Ending balance, shares at Dec. 31, 2021	100,384,435				10,000,000	10,000,000
Ending balance at Dec. 31, 2021	$ (3,716,000,000)							3,504,000,000	$ 3,504,000,000		(15,000,000)		(7,215,000,000)			(3,716,000,000)
Beginning balance, shares at Mar. 31, 2021					10,000,000
Beginning balance at Mar. 31, 2021	(3,451,000,000)							3,504,000,000			(26,000,000)		(6,939,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit from continuing operations	(259,000,000)												(259,000,000)
Net loss from discontinuing operations	(35,000,000)												(35,000,000)
Other comprehensive loss from discontinued operations	5,000,000										5,000,000		0
Ending balance, shares at Jun. 30, 2021					10,000,000
Ending balance at Jun. 30, 2021	(3,740,000,000)							3,504,000,000			(21,000,000)		(7,233,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit from continuing operations	(55,000,000)												(55,000,000)
Net loss from discontinuing operations	(31,000,000)												(31,000,000)
Other comprehensive loss from discontinued operations	1,000,000										1,000,000
Ending balance, shares at Sep. 30, 2021					10,000,000
Ending balance at Sep. 30, 2021	$ (3,825,000,000)							3,504,000,000			(20,000,000)		(7,319,000,000)
Beginning balance, shares at Dec. 31, 2021	100,384,435				10,000,000	10,000,000
Beginning balance at Dec. 31, 2021	$ (3,716,000,000)							3,504,000,000	3,504,000,000		(15,000,000)		(7,215,000,000)			$ (3,716,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit from continuing operations	3,739,000,000												3,739,000,000
Net loss from discontinuing operations	(33,000,000)												(33,000,000)
Other comprehensive loss from continuing operations	1,000,000										1,000,000
Other comprehensive loss from discontinued operations	(3,000,000)										(3,000,000)
Recycling of PES AOCI on deconsolidation	16,000,000										16,000,000
Issuance of Successor common stock	1,495,000,000							1,499,000,000					(4,000,000)
Cancellation of Predecessor equity	$ 10,038,444					$ (10,000,000)			(3,504,000,000)		1,000,000		3,513,000,000
Ending balance, shares at Feb. 22, 2022	49,999,998
Ending balance at Feb. 22, 2022	$ 1,499,000,000	$ (3,809,000,000)						1,499,000,000			(1,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Successor common stock													(4,000,000)
Cancellation of Predecessor equity													3,513,000,000
Ending balance, shares at Feb. 23, 2022					0	0
Ending balance at Feb. 23, 2022	$ 1,499,000,000							1,499,000,000	0		0		0
Beginning balance, shares at Feb. 22, 2022	49,999,998
Beginning balance at Feb. 22, 2022	$ 1,499,000,000	$ (3,809,000,000)						1,499,000,000			(1,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss from discontinuing operations	$ 2,000,000
Ending balance, shares at Sep. 30, 2022	49,999,998				0	0
Ending balance at Sep. 30, 2022	$ 1,454,000,000							1,499,000,000	0		3,000,000		(48,000,000)
Beginning balance, shares at Feb. 23, 2022					0	0
Beginning balance at Feb. 23, 2022	1,499,000,000							1,499,000,000	0		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit from continuing operations	$ 4,000,000												4,000,000
Ending balance, shares at Mar. 31, 2022	49,999,998				0	0
Ending balance at Mar. 31, 2022	$ 1,503,000,000							1,499,000,000	0		0		4,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit from continuing operations	(36,000,000)												(36,000,000)
Other comprehensive income	$ 3,000,000										3,000,000
Ending balance, shares at Jun. 30, 2022	49,999,998				0	0
Ending balance at Jun. 30, 2022	$ 1,470,000,000							1,499,000,000	0		3,000,000		(32,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit from continuing operations	(18,000,000)												(18,000,000)
Net loss from discontinuing operations	$ 2,000,000												2,000,000
Ending balance, shares at Sep. 30, 2022	49,999,998				0	0
Ending balance at Sep. 30, 2022	$ 1,454,000,000							$ 1,499,000,000	$ 0		$ 3,000,000		$ (48,000,000)